Supplement to the
Fidelity® Variable Insurance Products
FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60% Portfolio, FundsManager 70% Portfolio and FundsManager 85% Portfolio Investor Class
April 30, 2017
Prospectus

The following information replaces existing information for each fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Xuehai En (co-manager) has managed the fund since October 2008.

Geoff Stein (co-manager) has managed the fund since July 2017.

The following information replaces the existing biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Xuehai En is co-manager of each fund, which he has managed since October 2008. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. En has worked as a portfolio strategist and a senior quantitative analyst for Strategic Advisers, Inc., and as a portfolio manager.

Geoff Stein is co-manager of each fund, which he has managed since July 2017. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

VIPFM-17-01 1.833268.109	August 4, 2017

Supplement to the
Fidelity® Variable Insurance Products
Strategic Income Portfolio
Investor Class
April 30, 2017
Prospectus

Joanna Bewick no longer serves as co-lead portfolio manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Adam Kramer (co-lead portfolio manager) has managed the fund since July 2017.

Ford O'Neil (co-lead portfolio manager) has managed the fund since June 2012.

Jonathan Kelly (co-manager) and Mark Notkin (co-manager) have managed the fund since December 2003.

David Simner (co-manager) has managed the fund since July 2007.

William Irving (co-manager) has managed the fund since April 2008.

Franco Castagliuolo (co-manager) has managed the fund since December 2009.

The following information replaces the biographical information for Joanna Bewick found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Adam Kramer is co-lead portfolio manager of the fund, which he has managed since July 2017. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Kramer has worked as a research analyst, a portfolio assistant, and a portfolio manager.

VIPSI-INV-17-01 1.924866.104	August 4, 2017

Supplement to the
Fidelity® Variable Insurance Products
Strategic Income Portfolio
Initial Class, Service Class and Service Class 2
April 30, 2017
Prospectus

Joanna Bewick no longer serves as co-lead portfolio manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Adam Kramer (co-lead portfolio manager) has managed the fund since July 2017.

Ford O’Neil (co-lead portfolio manager) has managed the fund since June 2012.

Jonathan Kelly (co-manager) and Mark Notkin (co-manager) have managed the fund since December 2003.

David Simner (co-manager) has managed the fund since July 2007.

William Irving (co-manager) has managed the fund since April 2008.

Franco Castagliuolo (co-manager) has managed the fund since December 2009.

The following information replaces the biographical information for Joanna Bewick found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Adam Kramer is co-lead portfolio manager of the fund, which he has managed since July 2017. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Kramer has worked as a research analyst, a portfolio assistant, and a portfolio manager.

VIPSI-17-01 1.805596.114	August 4, 2017

Supplement to the
Fidelity® Variable Insurance Products
FundsManager 50% Portfolio Investor Class
April 30, 2017
Prospectus

The following information replaces existing information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Xuehai En (co-manager) has managed the fund since October 2008.

Geoff Stein (co-manager) has managed the fund since July 2017.

The following information replaces the existing biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Xuehai En is co-manager of the fund, which he has managed since October 2008. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. En has worked as a portfolio strategist and a senior quantitative analyst for Strategic Advisers, Inc., and as a portfolio manager.

Geoff Stein is co-manager of the fund, which he has managed since July 2017. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

VIPFM-50-INV-17-01 1.9866959.102	August 4, 2017

Supplement to the
Fidelity® Variable Insurance Products
FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60% Portfolio, FundsManager 70% Portfolio and FundsManager 85% Portfolio
Service Class and Service Class 2
April 30, 2017
Prospectus

Geoff Stein now serves as co-manager of the funds.

The following information replaces similar information found in each funds' "Fund Summary" section under the "Portfolio Manager(s)" headings.

Xuehai En (co-manager) has managed the fund since October 2008.

Geoff Stein (co-manager) has managed the fund since July 2017.

The following information replaces the similar biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Xuehai En is co-manager of each fund, which he has managed since October 2008. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. En has worked as a portfolio strategist and a senior quantitative analyst for Strategic Advisers, Inc., and as a portfolio manager.

Geoff Stein is co-manager of each fund, which he has managed since July 2017. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

VFMSCSC2-17-01 1.833267.109	August 4, 2017

Supplement to the
Fidelity® Variable Insurance Products
FundsManager 60% Portfolio Investor Class
April 30, 2017
Prospectus

The following information replaces existing information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Xuehai En (co-manager) has managed the fund since October 2008.

Geoff Stein (co-manager) has managed the fund since July 2017.

The following information replaces the existing biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Xuehai En is co-manager of the fund, which he has managed since October 2008. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. En has worked as a portfolio strategist and a senior quantitative analyst for Strategic Advisers, Inc., and as a portfolio manager.

Geoff Stein is co-manager of the fund, which he has managed since July 2017. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

VIPFM-60-17-01 1.855570.106	August 4, 2017

Supplement to the
Fidelity® Variable Insurance Products
Target Volatility Portfolio Service Class and Service Class 2
April 30, 2017
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Xuehai En (co-manager) has managed the fund since February 2013.

Geoff Stein (co-manager) has managed the fund since July 2017.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Xuehai En is co-manager of the fund, which he has managed since February 2013. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. En has worked as a portfolio strategist and a senior quantitative analyst for Strategic Advisers, Inc., and as a portfolio manager.

Geoff Stein is co-manager of the fund, which he has managed since July 2017. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

VIPTV-17-01 1.9858907.102	August 4, 2017